Disclosure of Change in Stock Options Issued (Details)	9 Months Ended
Sep. 30, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Exercised, Number (in shares)	35,011,187
Exercised, Number (in shares)	(35,011,187)
Employee Stock Option, USD [Member]
IfrsStatementLineItems [Line Items]
Balance - Beginning of year, Number (in shares)	506,400
Balance - Beginning of year, Weighted average exercise price (in US and CAN dollars per share) | $ / shares	$ 1.44
Granted, Number (in shares)
Granted, Weighted average exercise price (in US and CAN dollars per share) | $ / shares
Exercised, Number (in shares)
Exercised, Weighted average exercise price (in US and CAN dollars per share) | $ / shares
Exercised, Number (in shares)
Balance - End of year, Number (in shares)	506,400
Balance - End of year, Weighted average exercise price (in US and CAN dollars per share) | $ / shares	$ 1.44
Deferred Stock Units DSU's [Member]
IfrsStatementLineItems [Line Items]
Balance - Beginning of year, Number (in shares)	173,000
Granted, Number (in shares)	280,000
Exercised, Number (in shares)	30,000
Exercised, Number (in shares)	(30,000)
Balance - End of year, Number (in shares)	423,000